INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consisted of the following:
	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Raw material	75	72
Finished goods	88	53
Project-in-progress	465	105
Total	628	230